Bank Premises and Equipment (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Bank Premises and Equipment
Buildings and improvements	$ 10,503,322	$ 10,421,580
Land and land improvements	2,663,549	2,663,549
Furniture and equipment	6,067,181	5,307,533
Leasehold improvements	824,605	824,605
Finance lease	4,018,377	588,347
Operating leases	1,417,859	1,417,859
Other prepaid assets	102,365	181,627
Bank premises and equipment, gross	25,597,258	21,405,100
Less accumulated depreciation and amortization	(11,829,930)	(11,195,231)
Bank premises and equipment, net	$ 13,767,328	$ 10,209,869